Convertible Preferred Units Series A-2 Convertible Preferred Units (Details) - Series A-2 - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Jul. 27, 2015
Class of Stock [Line Items]
Issuance of units			$ 45.0
Investment options, exercise price (in dollars per share)	$ 15.87	$ 17.50
Call right defined acquisition, value				$ 100.0
Magnolia Infrastructure Partners, LLC | Issuance of Preferred Units
Class of Stock [Line Items]
Partners' capital account, units, sold in private placement (in shares)			2,571,430